Provisions - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [line items]
Current year provisions		$ 58.0	$ 26.9
Lease exit liability [member]
Disclosure of Provisions [line items]
Current year provisions	$ 12.8
Bottom of range [member]
Disclosure of Provisions [line items]
Cash outflows for existing provisions expected period		1 year
Top of range [member]
Disclosure of Provisions [line items]
Cash outflows for existing provisions expected period		5 years